Risk Management and Fair Values (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Risk Management And Fair Values [Abstract]
Schedule of capital risk
	December 31, 2020	December 31, 2019
Total borrowing	1,148,959	1,075,084
Less: cash and cash equivalents	(16,621,290)	(20,620,478)
Net debt	(15,472,331)	(19,545,394)
Total equity	54,531,662	55,053,098
Total capital	39,059,331	35,507,704
Gearing ratio	(28)%	(36)%

Schedule of liquidity risk
	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	1,148,959	-	1,148,959
Trade and other payables	5,356,542	-	5,356,542
Related parties payables	1,132,811	-	1,132,811
Total	7,638,312	-	7,638,312
	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	1,075,084	-	1,075,084
Trade and other payables	4,578,419	-	4,578,419
Related parties payables	560,165	-	560,165
Total	6,213,668	-	6,213,668